Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Additional Information (Detail) $ in Billions		12 Months Ended
	Apr. 22, 2016 CAD ($)	Oct. 31, 2018 CAD ($) ClassAction Bank	Oct. 31, 2018 USD ($) ClassAction Bank	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Commitment to fund private equity investments		$ 205,000,000		$ 123,000,000
Rental expense		1,100,000,000		$ 1,100,000,000	$ 1,100,000,000
Within 1 year [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand		26,000,000
Over 1 year to 2 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand		12,000,000
Over 2 years to 3 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand		8,000,000
Over 3 years to 4 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand		5,000,000
Over 4 years to 5 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand		4,000,000
Over 5 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand		$ 5,000,000
Credit Card Fees Member
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Number of proposed class actions | ClassAction		7	7
Number of remaining class actions | ClassAction		5	5
Premises and equipment under long-term non-cancellable leases [member] | Within 1 year [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		$ 948,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 1 year to 2 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		902,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 2 years to 3 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		815,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 3 years to 4 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		733,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 4 years to 5 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		640,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 5 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand		$ 3,229,000,000
Litigation and other provision [member] | StanfordLitigation [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Amount on Ponzi scheme			$ 7.2
Number of other Plaintiffs | Bank		4	4
Discontinued Fund [member] | TD Mortgage Fund [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Fair value of mortgages repurchased	$ 155,000,000
Liquidity Event [member] | TD Mortgage Fund [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Fair value of mortgages repurchased					$ 21,000,000
Bottom of range [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Finance lease commitment annual payment		$ 100,000
Bottom of range [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Operating lease commitments annual payment		100,000
Bottom of range [member] | Litigation and other provision [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Bank's reasonable possible losses		0
Top of range [member] | Litigation and other provision [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Bank's reasonable possible losses		$ 763,000,000